Direxion Daily Anthropic Bull 2X ETF Expense Example - Direxion Daily Anthropic Bull 2X ETF - Direxion Daily Anthropic Bull 2X ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 99
Expense Example, with Redemption, 3 Years	$ 313